Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Schedule of Information by Segment of the Operations for the Year Ended

The following table presents summarized information by segment of the operations for the six months ended June 30, 2026:

	Internet hospital	Pharmaceutical supply chain	Total
	RMB	RMB	RMB
Net revenue	100,256,709	84,743,550	185,000,259
Less:
Cost of revenues	(76,291,840)	(83,434,892)	(159,726,732)
Salaries and welfare	(12,539,740)	(1,568,527)	(14,108,267)
Commissions to doctors	(14,958,350)	—	(14,958,350)
Consultancy and professional service fees	(4,720,112)	(2,970)	(4,723,082)
Advertising and promotion costs	(1,416,450)	(307,006)	(1,723,456)
Contracted development and research service fees	(104,460,801)	—	(104,460,801)
Other segment items*	(5,482,449)	(820,806)	(6,303,255)
Segment loss	(119,613,033)	(1,390,651)	(121,003,684)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(456,520)
Other professional service fees			(111,872,922)
Other income			1,333,963
Other expense			(59,121)
Interest expense			(6,121,392)
Government grants			76,619
Loss before income tax			(238,103,057)

	Internet hospital	Pharmaceutical supply chain	Total
	US$	US$	US$
Net revenue	14,776,010	12,489,654	27,265,664
Less:
Cost of revenues	(11,244,026)	(12,296,781)	(23,540,807)
Salaries and welfare	(1,848,129)	(231,172)	(2,079,301)
Commissions to doctors	(2,204,588)	—	(2,204,588)
Consultancy and professional service fees	(695,658)	(438)	(696,096)
Advertising and promotion costs	(208,759)	(45,247)	(254,006)
Contracted development and research service fees	(15,395,617)	—	(15,395,617)
Other segment items*	(808,012)	(120,972)	(928,984)
Segment loss	(17,628,779)	(204,956)	(17,833,735)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(67,282)
Other professional service fees			(16,488,029)
Other income			196,601
Other expense			(8,713)
Interest expense			(902,182)
Government grants			11,292
Loss before income tax			(35,092,048)

*	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.

The following table presents summarized information by segment of the operations for the six months ended June 30, 2025:

	Internet hospital	Pharmaceutical supply chain	Total
	RMB	RMB	RMB
Net revenue	67,161,426	107,308,425	174,469,851
Less:
Cost of revenues	(39,984,734)	(106,167,716)	(146,152,450)
Salaries and welfare	(10,611,116)	(1,261,093)	(11,872,209)
Commissions to doctors	(12,590,966)	—	(12,590,966)
Consultancy and professional service fees	(6,447,195)	—	(6,447,195)
Advertising and promotion costs	(2,406,666)	(1,269,934)	(3,676,600)
Other segment items*	(4,344,401)	(804,761)	(5,149,162)
Segment loss	(9,223,652)	(2,195,079)	(11,418,731)

Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets			(2,041,299)
Other income			28,027
Other expense			(130,291)
Interest expense			(6,471,198)
Government grants			148,000
Loss before income tax			(19,885,492)

*	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.

Schedule of Net Revenue from External Customers

In accordance with the enterprise-wide disclosure requirements, the Group’s net revenue from external customers through Internet hospital by main product category is as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Prescription drugs	65,961,298	98,081,651	14,455,447
Over-the-counter (“OTC”) medicines	448,733	634,209	93,471
Traditional Chinese medicine (“TCM”)	5,812	63,063	9,294
Medical apparatus and instruments (“MAAI”)	9,735	20,444	3,013
Online consultation	714,205	789,437	116,349
Others	21,643	667,905	98,436
Total	67,161,426	100,256,709	14,776,010

The Group’s net revenue from external customers through pharmaceutical supply chain by main product category is as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Prescription drugs	81,105,612	12,482,803	1,839,738
Over-the-counter (“OTC”) medicines	24,792,741	2,079,288	306,449
Traditional Chinese medicine (“TCM”)	(1,676,538)	25,527	3,762
Medical apparatus and instruments (“MAAI”)	39,273	69,042,976	10,175,676
Others	3,047,337	1,112,956	164,029
Total	107,308,425	84,743,550	12,489,654

Schedule of Total Segment Assets Reconciled to Combined Amounts	Total segment assets exclude corporate assets, such as cash and cash equivalents, amounts due from related parties, other non-current assets and deferred offering costs. Total segment assets reconciled to combined amounts are as follows: As of December 31, 2025 As of June 30, 2026 As of June 30, 2026 RMB RMB US$ Assets Total assets for reportable segments 92,995,788 56,726,548 8,360,458 Unallocated assets 14,561,638 19,392,390 2,858,085 Total combined assets 107,557,426 76,118,938 11,218,543